Related-party Transactions - Summary of Compensation of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 7.6	₨ 575.9	₨ 895.4	₨ 650.7
Post-employment benefits	0.2	14.4	133.0	75.6
Share based payment	$ 0.2	₨ 14.2	₨ 6.8	₨ 6.2